Changes in Equity and Earnings per Share - Additional Information (Detail)			6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jan. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) € / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 EUR (€) € / shares shares	Apr. 24, 2024 USD ($)	Apr. 24, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Apr. 26, 2023 EUR (€) € / shares	Apr. 28, 2021 USD ($)
Disclosure of classes of share capital [line items]
Issued capital | $	$ 1,736,000,000		$ 1,736,000,000	$ 1,736,000,000					$ 1,736,000,000
Number of shares issued	1,984,000,000		1,984,000,000	1,984,000,000	1,984,000,000	1,984,000,000
Number of shares outstanding	2,019,000,000		2,019,000,000	2,019,000,000		2,019,000,000			2,019,000,000
Dividend declared							$ 1,645,000,000			€ 1,510,000,000
Dividend paid date			May 07, 2024		May 05, 2023
Profit attributable to equity holders | $			$ 2,564,000,000		$ 1,977,000,000
Number of antidilutive share options outstanding	45,000,000		45,000,000	45,000,000	50,000,000	45,000,000
Dividend payout date			Apr. 24, 2024		Apr. 26, 2023
Purchase of treasury shares | $			$ 800,000,000
Stock repurchase program, authorized amount | $											$ 1,000,000,000
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares								€ 0.82		€ 0.75
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares			222,044,195
Par value per share | € / shares						€ 61
Subscribed capital	$ 35,372,059		$ 35,372,059	$ 35,372,059		€ 28,825,752
Number Of Treasury Shares Reimbursed	47,255,331		47,255,331	47,255,331		47,255,331
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of classes of share capital [line items]
Ownership interest		97.00%	85.00%
Put option re-measured at fair value | $	$ 300,000,000	$ 300,000,000	$ 300,000,000	$ 300,000,000
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued			326,000,000
Number of restricted shares converted into ordinary shares			104,000,000
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $	4,558,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage			15.00%
Top of range [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of classes of share capital [line items]
Ownership interest			97.00%
Bottom of range [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of classes of share capital [line items]
Ownership interest			85.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital	$ 1,736,000,000		$ 1,736,000,000	$ 1,736,000,000		€ 1,238,608,344.12
Equity shares	47,255,331		47,255,331	47,255,331		47,255,331
Number of shares authorized	2,019,241,973		2,019,241,973	2,019,241,973		2,019,241,973
Number of shares outstanding | €						€ 37,000,000
Percentage of shares repurchased	0.79%		0.79%	0.79%		0.79%
Stock repurchased during period, value | $	$ 1,000,000,000		$ 1,000,000,000	$ 1,000,000,000
Stock repurchased during period, shares	15,939,970		15,939,970	15,939,970		15,939,970
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	30,000,000		30,000,000	30,000,000		30,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	46,616,970		46,616,970	46,616,970		46,616,970
Altria [Member]
Disclosure of classes of share capital [line items]
Share repurchases price per share | (per share)			$ 59.96	$ 54.77
Purchase of treasury shares | $			$ 200,000,000
Stock repurchased during period, shares	3,335,417		3,335,417	3,335,417		3,335,417